SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Refunds due from suppliers	$ 3,999,990		$ 664,000
Total other current assets			$ 664,000